Trade and Other Receivables - Movements in Expected Credit Loss Allowance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	£ 3,537	£ 3,584
Provided in the year	4,628	5,866
Released in the year	(3,889)	(5,851)
Utilised in the year	(492)	(11)
Effect of foreign exchange translations	239	(51)
Allowance account for credit losses of financial assets at end of period	£ 4,023	£ 3,537